Commitments and Contingencies	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
18	COMMITMENTS AND CONTINGENCIES
Short-term operating lease commitments
The Group had short-term operating lease commitments for certain office of RMB1,930
 (
US$280) as of December 31, 2022, which are scheduled to be paid within one year.
Contingencies
The Group is currently not involved in any legal or administrative proceedings that may have a material adverse impact on the Group’s business, financial position or results of operations.